Employees - Summary of Average Employee Numbers (Details) - employee employee in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of average number of employees [Line Items]
Average employee numbers	100	87	83
Average employee numbers seconded to joint ventures and associates	2	2	2
Integrated Gas
Disclosure of average number of employees [Line Items]
Average employee numbers	6	6	6
Upstream
Disclosure of average number of employees [Line Items]
Average employee numbers	11	12	13
Marketing
Disclosure of average number of employees [Line Items]
Average employee numbers	26	17	14
Chemicals and Products
Disclosure of average number of employees [Line Items]
Average employee numbers	22	21	22
Renewables and Energy Solutions
Disclosure of average number of employees [Line Items]
Average employee numbers	5	4	3
Corporate
Disclosure of average number of employees [Line Items]
Average employee numbers	30	27	25
- of which Shell Business Service Centre (SBSC)
Disclosure of average number of employees [Line Items]
Average employee numbers	23	20	19